August 27, 2004


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Merrill Lynch Healthcare Fund, Inc.
Post-Effective Amendment No. 28 to the Registration
Statement on Form N-1A (Securities Act File
No. 2-80150, Investment Company Act File No. 811-3595)

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities
Act of 1933, as amended (the "1933 Act"), Merrill Lynch
Healthcare Fund, Inc. (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment
No. 28 to the Fund's Registration Statement on
Form N-1A; and

(2) the text of Post-Effective Amendment No. 28 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on August 27, 2004.

Very truly yours,

Merrill Lynch Healthcare Fund, Inc.

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of Fund